Contract Liability	6 Months Ended
Apr. 30, 2024
Contract Liability [Abstract]
CONTRACT LIABILITY

NOTE 15 – CONTRACT LIABILITY

Contract liability consists of the following:

	April 30,	October 31,
	2024	2023
Customer deposits for car purchase	$190,989	$971,525
Total, net	$190,989	$971,525

Contract liability – related party See Note 10 for details.